Segmented Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographical areas [line items]
Number Of Reporting Segments | Segment	3
Corporate [Member]
Disclosure of geographical areas [line items]
Increase (decrease) of segment assets		$ 186	$ (11)
NAM [member]
Disclosure of geographical areas [line items]
Increase (decrease) in reporting segments operating income		(1)
Increase (decrease) of segment assets		(183)
EH [member]
Disclosure of geographical areas [line items]
Increase (decrease) in reporting segments operating income		1
Increase (decrease) of segment assets		(6)	8
LATAM [member]
Disclosure of geographical areas [line items]
Increase (decrease) of segment assets		$ 3	$ 3
Bottom of range [member]
Disclosure of geographical areas [line items]
Percentage of entities revenue	10.00%	10.00%